Federated Hermes Muni and Stock Advantage Fund
A Portfolio of Federated Hermes Income Securities Trust
CLASS A SHARES (TICKER FMUAX)
CLASS C SHARES (TICKER FMUCX)
CLASS F SHARES (TICKER FMUFX)
INSTITUTIONAL SHARES (TICKER FMUIX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JANUARY 31, 2025
Effective December 31, 2025, R.J. Gallo, CFA, Senior Portfolio Manager, no longer serves as a portfolio manager of the Fund. Accordingly, effective December 31, 2025, please remove all references to Mr. Gallo.
Effective December 31, 2025, Steve Chiavarone, CFA, Senior Portfolio Manager, no longer serves as a portfolio manager of the Fund. Accordingly, effective December 31, 2025, please remove all references to Mr. Chiavarone.
Effective December 31, 2025, Derek Plaski, CFA, will serve as a portfolio manager of the Fund.
Under the section entitled “Fund Summary Information” in the sub-section entitled “Fund Management,” please add the following for Mr. Plaski:
“Derek Plaski, CFA, Portfolio Manager, has been the Fund’s portfolio manager since December of 2025.”
November 25, 2025

Federated Hermes Muni and Stock Advantage Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457165 (11/25)
© 2025 Federated Hermes, Inc.